Offerings - Offering: 1	Sep. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	ordinary shares, par value US$0.001 per share
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered hereby such indeterminate number of additional securities as may be issued or issuable to prevent dilution resulting from share splits, share dividends or similar transactions.

Includes all common shares initially offered and sold outside the United States that may be resold from time to time in the United States either as part of the distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act.